Servicing (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Rollforward of Mortgage Servicing Rights:
Balance - beginning of period	$ 860	$ 1,035
Originated mortgage servicing rights capitalized	111	151
Amortization of mortgage servicing rights	(261)	(326)
Balance - end of period	710	860
Valuation allowances:
Balance - beginning of period		(19)
Additions
Reductions		19
Balance - end of period	$ 710	$ 860